Segment Information - Summary of Reconciliation of Reportable Segment Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 264,829	$ 257,143
Operating Segments
Segment Reporting Information [Line Items]
Assets	308,089	311,155	$ 278,024
Corporate and other
Segment Reporting Information [Line Items]
Assets	244,695	239,040
Eliminations
Segment Reporting Information [Line Items]
Assets	$ (287,955)	$ (293,052)